SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes all stock option activity for the year ended December 31, 2025:

	Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding at December 31, 2024	64,705	$0.001	8.38	$663
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited/Expired	-	-	-	-
Outstanding at December 31, 2025	64,705	$0.001	7.38	$714
Exercisable at December 31, 2025	-	$-	-	$-

SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS	The grant date fair value of the stock options was estimated using the following assumptions:
Expected term	5 years
Volatility	62.39%
Expected dividend yield	0.00%
Annual Risk Free Rate	3.52%

Phantom Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF STOCK OPTION ACTIVITY

The following table summarizes the phantom option activity for the year ended December 31, 2025:

	Phantom Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (thousands)
Outstanding at December 31, 2024	57,313	$0.001	8.45	$587
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited/Expired	(40,672)	0.001	8.45	(417)
Outstanding at December 31, 2025	16,641	$0.001	7.45	$184
Exercisable at December 31, 2025	-	$-	-	$-

SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS

The fair value of the phantom options at December 31, 2025 was estimated using the following assumptions:

Expected term	5 years
Volatility	54.45%
Expected dividend yield	0.00%
Annual Risk Free Rate	3.47%